Interest expense (Tables)	12 Months Ended
Dec. 31, 2013
Interest Expense [Abstract]
Schedule of debt

(In millions of U.S. dollars)	Years ended December 31
	2013	2012	2011
Gross interest expense	95.2	94.5	88.0
Capitalized interest	10.3	10.6	10.4
Net interest expense	84.9	83.9	77.6